Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Equity
7.
Equity
Common Stock
Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. Common stockholders are entitled to receive dividends, as may be declared by the Company’s board of directors. As of September 30, 2021, and December 31, 2020, no common stock dividends have been declared. As of September 30, 2021, and December 31, 2020, there were 10,000 shares of common stock authorized, of which 1,029 shares were outstanding. See Note 8 for the details of common stock issued on the Closing Date of the Blackstone Capital Facility.

9.
Equity
Common Stock
Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. Common stockholders are entitled to receive dividends, as may be declared by the Company’s board of directors. As of December 31, 2020 and 2019, no common stock dividends have been declared. As of December 31, 2020 and 2019, there were 10,000 shares of common stock authorized, of which 1,029 shares were outstanding. See Note 10 for the details of common stock issued on the Closing Date of the Blackstone Credit Facility.